As filed with the Securities and Exchange Commission on August 30, 2004
                                            1933 Act Registration No. 333-40937
                                            1940 Act Registration No. 811-08517
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 18 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 54 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

                Lincoln ChoicePlus, Lincoln ChoicePlus II, and
                     Lincoln ChoicePlus Assurance (B Share)

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                           Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on August 30, 2004, pursuant to paragraph (b)of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on ______________________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                 payment deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N
                               Lincoln ChoicePlus

                       Supplement dated September 1, 2004
                       to the Prospectus dated May 1, 2004

Please keep this Supplement with your current Lincoln ChoicePlus Prospectus and retain it for reference. This Supplement replaces the discussion of the Lincoln Principal SecuritySM Benefit rider currently in your prospectus. All references in your prospectus to Lincoln Principal SecuritySM Benefit should be changed to Lincoln SmartSecuritySM Advantage, and references to resets are now called Step-ups.

The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

    Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up (default) or Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up

when you purchase the benefit, and the version of the rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. There is no guarantee that either option will be available in the future as we reserve the right to discontinue this benefit at any time. All purchasers of the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up option and qualified annuity purchasers of the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

Effective Date

If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our home office), the rider will be effective on the next valuation date following approval by us. You cannot elect the rider on or after the annuity commencement date (or after the purchase of i4LIFE(R) Advantage).

Expense Table

The next table describes the fees and expenses that you will pay for this rider periodically during the time that you own the contract, not including fund fees and expenses.

                                                            Lincoln SmartSecuritySM         Lincoln SmartSecuritySM
                                                          Advantage - 5 Year Elective     Advantage - 1 Year Automatic
                                                                 Step-Up option                  Step-Up option
-------------------------------------------------------- ------------------------------ ---------------------------------
o Current annual percentage charge*                                     0.45%                           0.65%
o Guaranteed maximum annual percentage charge*                          0.95%                           1.50%


*The annual percentage charge is assessed against the Guaranteed Amount as adjusted for purchase payments, step-ups and withdrawals.

For a complete listing of charges, see Expense tables in the prospectus.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EEB and Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

                        1 year          3 years         5 years         10 years
------------------------------------------------------------------------------
                        $1,120           $1,778          $2,461          $4,487

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                        1 year          3 years         5 years         10 years
------------------------------------------------------------------------------
                        $420             $1,278          $2,161         $4,487

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFESM Advantage including the Guaranteed Income Benefit Rider and Annuity payouts. Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Charges for the rider

We will deduct the cost of this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum as stated above.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE(R) Advantage, or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver

For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option , after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.

Benefit Year

The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount

The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln Life contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year anniversary if:

a. the contractowner or joint owner is still living; and
b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the rider charge and Account Fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

         After the tenth Benefit Year anniversary, you may elect to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and
b. the contractowner or joint owner is still living.

         This step-up will initiate automatic step-ups as described above for another ten years.

Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. Purchase payments or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal limit is:

|X| 7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
        5 Year Elective Step-up option
         and
|X| 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
        1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payment. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or
b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
   Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2. the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or an interest adjustment. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:
a. the contract value immediately following the withdrawal, or
b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
a. the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or
b. the greater of:
              i. 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
              ii. 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
c. the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

The tax consequences of withdrawals and annuity payouts are discussed in your Prospectus, under Federal tax matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse or surviving joint owner of the deceased contractowner continues the contract, all terms and conditions of the rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination

After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the rider may be terminated. This rider will automatically terminate:

o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
o        upon the election of i4LIFE(R)Advantage;
o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the Contract upon death of the contractowner); or
o        upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect either option.

i4LIFE(R) Advantage Option

Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE(R) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE(R) Advantage terms and charge in effect at the time of the i4LIFE(R) Advantage election. Refer to the i4LIFE(R) Advantage section of your prospectus.

Availability

The availability of this rider will depend upon your state's approval of this rider. In addition, the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up option may not be available in all broker/dealers. For a limited time, purchasers of the original Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up may elect the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up. Check with your investment representative regarding availability.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N
                              Lincoln ChoicePlus II

                       Supplement dated September 1, 2004
                       to the Prospectus dated May 1, 2004

Please keep this Supplement with your current Lincoln ChoicePlus II Prospectus and retain it for reference. This Supplement replaces the discussion of the Lincoln Principal SecuritySM Benefit rider currently in your prospectus. All references in your prospectus to Lincoln Principal SecuritySM Benefit should be changed to Lincoln SmartSecuritySM Advantage, and references to resets are now called Step-ups.

The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

    Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up (default) or Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up

when you purchase the benefit, and the version of the rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. There is no guarantee that either option will be available in the future as we reserve the right to discontinue this benefit at any time. All purchasers of the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up option and qualified annuity purchasers of the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

Effective Date

If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our home office), the rider will be effective on the next valuation date following approval by us. You cannot elect the rider on or after the annuity commencement date (or after the purchase of i4LIFE(R) Advantage).

Expense Table

The next table describes the fees and expenses that you will pay for this rider periodically during the time that you own the contract, not including fund fees and expenses.

                                                            Lincoln SmartSecuritySM         Lincoln SmartSecuritySM
                                                          Advantage - 5 Year Elective     Advantage - 1 Year Automatic
                                                                 Step-Up option                  Step-Up option
-------------------------------------------------------- ------------------------------ ---------------------------------
o Current annual percentage charge*                                     0.45%                           0.65%
o Guaranteed maximum annual percentage charge*                          0.95%                           1.50%

*The annual percentage charge is assessed against the Guaranteed Amount as adjusted for purchase payments, step-ups and withdrawals.

For a complete listing of charges, see Expense tables in the prospectus.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EEB with 5% Step-up death benefit and Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


   1) If you surrender your contract at the end of the applicable time period:

                        1 year          3 years         5 years        10 years
------------------------------------------------------------------------------
                        $1,125           $1,792          $2,484         $4,529

   2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                        1 year          3 years         5 years         10 years
------------------------------------------------------------------------------
                         $425            $1,292          $2,184         $4,529

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFESM Advantage including the Guaranteed Income Benefit Rider and Annuity payouts. Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Charges for the rider

We will deduct the cost of this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum as stated above.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE(R) Advantage, or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver

For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option , after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.

Benefit Year

The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount

The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln Life contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year anniversary if:

a.  the contractowner or joint owner is still living; and
b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the rider charge and Account Fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

         After the tenth Benefit Year anniversary, you may elect to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and
b. the contractowner or joint owner is still living.

         This step-up will initiate automatic step-ups as described above for another ten years.

Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. Purchase payments or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal limit is:

|X| 7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
        5 Year Elective Step-up option
         and
|X| 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
        1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payment. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or
b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
        Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.   the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or an interest adjustment. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:
        a. the contract value immediately following the withdrawal, or

        b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
        a. the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or
        b. the greater of:
                i. 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
                ii. 7% or 5% (depending on your option) of the contract
                    value immediately following the withdrawal; or
        c. the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

The tax consequences of withdrawals and annuity payouts are discussed in your Prospectus, under Federal tax matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse or surviving joint owner of the deceased contractowner continues the contract, all terms and conditions of the rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination

After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the rider may be terminated. This rider will automatically terminate:

o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
o        upon the election of i4LIFE(R)Advantage;
o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner); or
o        upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect either option.

i4LIFE(R) Advantage Option

Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE(R) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE(R) Advantage terms and charge in effect at the time of the i4LIFE(R) Advantage election. Refer to the i4LIFE(R) Advantage section of your prospectus.

Availability

The availability of this rider will depend upon your state's approval of this rider. In addition, the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up option may not be available in all broker/dealers. For a limited time, purchasers of the original Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up may elect the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up. Check with your investment representative regarding availability.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N
                     Lincoln ChoicePlus Assurance (B Share)

                       Supplement dated September 1, 2004
                       to the Prospectus dated May 1, 2004

Please keep this Supplement with your current Lincoln ChoicePlus Assurance (B Share) Prospectus and retain it for reference. This Supplement replaces the discussion of the Lincoln Principal SecuritySM Benefit rider currently in your prospectus. All references in your prospectus to Lincoln Principal SecuritySM Benefit should be changed to Lincoln SmartSecuritySM Advantage, and references to resets are now called Step-ups.

The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

  Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up (default) or Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up

when you purchase the benefit, and the version of the rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. There is no guarantee that either option will be available in the future as we reserve the right to discontinue this benefit at any time. All purchasers of the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up option and qualified annuity purchasers of the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

Effective Date

If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our home office), the rider will be effective on the next valuation date following approval by us. You cannot elect the rider on or after the annuity commencement date (or after the purchase of i4LIFE(R) Advantage).

Expense Table

The next table describes the fees and expenses that you will pay for this rider periodically during the time that you own the contract, not including fund fees and expenses.

                                                            Lincoln SmartSecuritySM         Lincoln SmartSecuritySM
                                                          Advantage - 5 Year Elective     Advantage - 1 Year Automatic
                                                                 Step-Up option                  Step-Up option
-------------------------------------------------------- ------------------------------ ---------------------------------
o Current annual percentage charge*                                     0.45%                           0.65%
o Guaranteed maximum annual percentage charge*                          0.95%                           1.50%

*The annual percentage charge is assessed agains the Guaranteed Amount as adjusted for purchase payments, step-ups and withdrawals.

For a complete listing of charges, see Expense tables in the prospectus.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EEB and Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   1) If you surrender your contract at the end of the applicable time period:

                        1 year          3 years         5 years        10 years
------------------------------------------------------------------------------
                         $1,125          $1,892          $2,684          $4,529

   2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                        1 year          3 years         5 years        10 years
------------------------------------------------------------------------------
                        $425             $1,292          $2,184          $4,529

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFESM Advantage including the Guaranteed Income Benefit Rider and Annuity payouts. Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Charges for the rider

We will deduct the cost of this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum as stated above.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE(R) Advantage, or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver

For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option , after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.

Benefit Year

The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount

The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln Life contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year anniversary if:

a. the contractowner or joint owner is still living; and
b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the rider charge and Account Fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

         After the tenth Benefit Year anniversary, you may elect to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and
b. the contractowner or joint owner is still living.

         This step-up will initiate automatic step-ups as described above for another ten years.

Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. Purchase payments or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal limit is:

|X| 7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
        5 Year Elective Step-up option
         and
|X|  5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
        1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payment. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or
b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2. the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or an interest adjustment. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:
a. the contract value   immediately following the withdrawal, or
b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
a. the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or
b. the greater of:
              i. 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
              ii. 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
c. the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

The tax consequences of withdrawals and annuity payouts are discussed in your Prospectus, under Federal tax matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse or surviving joint owner of the deceased contractowner continues the contract, all terms and conditions of the rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination

After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the rider may be terminated. This rider will automatically terminate:

o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
o upon the election of i4LIFE(R)Advantage;
o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner); or
o upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect either option.

i4LIFE(R) Advantage Option

Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE(R) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE(R) Advantage terms and charge in effect at the time of the i4LIFE(R) Advantage election. Refer to the i4LIFE(R) Advantage section of your prospectus.

Availability

The availability of this rider will depend upon your state's approval of this rider. In addition, the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up option may not be available in all broker/dealers. For a limited time, purchasers of the original Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up may elect the Lincoln SmartSecuritySM Advantage - 1 year Automatic Step-up. Check with your investment representative regarding availability.

                                     PART A

The prospectuses  for the Lincoln  ChoicePlus,  Lincoln  ChoicePlus II, and
Lincoln   ChoicePlus   Assurance  (B  Share)  variable  annuity   contracts  are
incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

Supplement to the prospectuses for the Lincoln ChoicePlus, Lincoln ChoicePlus II, and Lincoln ChoicePlus Assurance (B Share) variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 333-40937) filed on June 15, 2004.

Supplement to the prospectuses for the Lincoln ChoicePlus, Lincoln ChoicePlus II, and Lincoln ChoicePlus Assurance (B Share) variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 333-40937) filed on July 28, 2004.


                                     PART B

The Statements of Additional Information for the Lincoln ChoicePlus, Lincoln ChoicePlus II, and Lincoln ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

                    Lincoln Life Variable Annuity Account N

                       REGISTRATION STATEMENT ON FORM N-4

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

     2. Part B

     The following financial statements for the Registrant are incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

     Statement of Assets and Liabilities - December 31, 2003

     Statement of Operations - Year ended December 31, 2003

     Statements of Changes in Net Assets - Years ended December 31, 2003 and
     2002

     Notes to Financial Statements - December 31, 2003

     Report of Ernst & Young LLP, Independent Auditors

     3. Part B

     The following consolidated financial statements for the Depositor are incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

     Consolidated Balance Sheets - December 31, 2003 and 2002

     Consolidated Statements of Income - Years ended December 31, 2003, 2002, and 2001

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2003, 2002, and 2001

     Consolidated Statements of Cash Flows - Years ended December 31, 2003, 2002, and 2001

     Notes to Consolidated Financial Statements - December 31, 2003

     Report of Ernst & Young LLP, Independent Auditors

(b)    List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

(2)    Not Applicable.

(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (d) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (f) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (g) ChoicePlus Selling Agreement with Affiliates (11/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

(4)(a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (b) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (c) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (d) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.

   (e) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (f) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (g) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (h) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (i) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (j) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (k) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

   (l) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (m) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (n) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (o) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (p) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (q) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (r) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (s) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (t) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (u) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (v) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

   (x) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (y) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (z) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

   (aa) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ab) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ac) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ad) I4LA-CB 8/02 Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ae) I4LA-CB-PR Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (af) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ag) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ah) I4LA-NQ 10/02 Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ai) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (aj) I4LA-NQ-PR Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ak) 32793 GMWB Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (al) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (am) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (an) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ao) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ap) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (aq) GOP prorate incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ar) I4L-NQ-PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (as) I4L-NQ 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (at) I4L-Q-PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

   (au) I4L-Q 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

   (av) Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

(5)(a) ChoicePlus Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

   (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (c) ChoicePlus Assurance (B Share) Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Not Applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (ii) Deutsche Asset Management VIT Funds incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (iii) Delaware Group Premium Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (iv) American Century incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (viii) American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (ix) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

   (b) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A, Post-Effective Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

     (i) Amendment to Service Agreement between Delaware Management Holdings Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed April 24, 2003.

(10) Consent of Independent Registered Public Accounting Firm.

(11) Not Applicable.

(12) Not Applicable.

(13) Not Applicable.

(14) Not Applicable.

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-18419) filed on August 19, 2004.

(16) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed April 15, 2004.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                             Positions and Offices with Depositor
---------------------------      ----------------------------------------------
John H. Gotta***                 President, Chief Executive Officer of Life
                                Insurance and Retirement Services and Director
Todd R. Stephenson*              Senior Vice President, Chief Financial Officer
                                and Director
Donna D. DeRosa***               Senior Vice President, Chief Operating Officer
                                and Director
Gary W. Parker***                Senior Vice President and Chief Product
                                Officer
Dennis L. Schoff**               Senior Vice President and General Counsel
Christine S. Frederick***        Vice President and Chief Compliance Officer
Eldon J. Summers *               Treasurer and Second Vice President
C. Suzanne Womack**              Secretary and Second Vice President
See Yeng Quek****                Chief Investment Officer and Director

   Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802 *
   Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112 **
   Principal business address is 350 Church Street, Hartford, CT 06103 *** Principal business address is One Commerce Square, 2005 Market Street, 39th
Floor, Philadelphia, PA 19103-3682 ****

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2004 there were 41,462 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life .

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

     (b) See Item 25.

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of August, 2004.


           Lincoln Life Variable Annuity Account N(Registrant)
           Lincoln ChoicePlus, Lincoln ChoicePlus II, and
           Lincoln ChoicePlus Assurance (B Share)
           By:     /s/ Heather Dzielak
                   ------------------------------------
                   Heather Dzielak
                   Vice President, The Lincoln National Life Insurance Company
                   (Title)
           THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
           (Depositor) By: /s/ Rise' C. M. Taylor
                   ------------------------------------
                   Rise' C. M. Taylor
                   (Signature-Officer of Depositor)
                   Vice President, The Lincoln National Life Insurance Company
                   (Title)

Signature                            Title
*                                   President, Chief Executive Officer
                                        and Director
--------------------------------    (Principal Executive Officer)
John A. Gotta

*                                   Senior Vice President, Chief Financial
                                        Officer and Director
--------------------------------    (Principal Financial Officer /
Todd R. Stephenson                     Principal Accounting Officer)


--------------------------------    Senior Vice President, Chief
Donna D. DeRosa                         Operating Officer and Director


*                                   Director
--------------------------------
Jude T. Driscoll
*                                    Director
--------------------------------
Barbara S. Kowalczyk

*                                   Chief Investment Officer and Director
--------------------------------
See Yeng Quek

*                                   Director
--------------------------------
Richard C. Vaughan

*By: /s/ Rise' C. M. Taylor            Pursuant to a Power of Attorney
    -----------------------------
     Rise' C. M. Taylor
